Mineral Properties (Details)	12 Months Ended
Jul. 31, 2016 ha
Area of claim in hectares	73
Claim 1 [Member]
Claim number	4282128
Area of claim in hectares	16
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 2 [Member]
Claim number	4282129
Area of claim in hectares	16
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 3 [Member]
Claim number	4282130
Area of claim in hectares	6
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 4 [Member]
Claim number	4282131
Area of claim in hectares	9
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 5 [Member]
Claim number	4282132
Area of claim in hectares	11
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 6 [Member]
Claim number	4282133
Area of claim in hectares	13
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019
Claim 7 [Member]
Claim number	4282134
Area of claim in hectares	2
Claim Start Date	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019